EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

Corporate Bonds - 42.4%	Coupon	Maturity	Par Value	Value
Communications - 2.0%
Discovery Communications, LLC	3.800%	03/13/24	$ 2,085,000	$ 2,053,356
Discovery Communications, LLC	3.950%	06/15/25	1,000,000	970,304
				3,023,660
Consumer Staples - 2.0%
Kroger Company (The)	3.850%	08/01/23	1,000,000	995,350
Kroger Company (The)	2.650%	10/15/26	2,000,000	1,890,611
				2,885,961
Energy - 2.0%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	1,933,000	1,971,660
Exxon Mobil Corporation	3.043%	03/01/26	1,000,000	971,723
				2,943,383
Financials - 18.9%
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a)(b)	6.250%	03/05/65	2,000,000	1,955,200
Bank OZK (SOFR + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,206,289
Charles Schwab Corporation (The)	0.900%	03/11/26	3,000,000	2,653,232
Citigroup, Inc. (SOFR + 166.7, effective 05/15/23) (a)	1.678%	05/15/24	2,359,000	2,355,484
CNG Holdings, Inc., 144A	12.500%	06/15/24	2,700,000	2,261,088
First Maryland Capital I (3MO LIBOR + 100) (a)	6.260%	01/15/27	2,000,000	1,853,162
M&T Bank Corporation (3MO LIBOR + 68) (a)	5.948%	07/26/23	1,510,000	1,506,637
Markel Corporation (H15T5Y + 566.2, effective 06/01/25) (a)(b)	6.000%	12/31/99	5,000,000	4,858,137
NCP SNIP (c)(d)	13.500%	12/31/25	1,800,000	1,679,584
Southern Bancshares (N.C.), Inc. (SOFR + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	1,897,022
Truist Financial Corporation (3MO LIBOR + 67) (a)	5.530%	05/15/27	2,000,000	1,836,051
Wells Fargo & Company	3.750%	01/24/24	1,895,000	1,873,127
				27,935,013
Health Care - 8.6%
Danaher Corporation	2.200%	11/15/24	1,492,000	1,434,888
Laboratory Corporation of America Holdings	3.600%	02/01/25	4,500,000	4,389,686
McKesson Corporation	0.900%	12/03/25	3,900,000	3,538,522

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 42.4% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 8.6% (Continued)
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	$ 3,600,000	$ 3,426,790
				12,789,886
Industrials - 3.6%
Huntington Ingalls Industries, Inc.	0.670%	08/16/23	3,500,000	3,448,675
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,130,000	1,124,421
Republic Services, Inc.	2.500%	08/15/24	849,000	822,299
				5,395,395
Materials - 3.5%
Ball Corporation	4.000%	11/15/23	2,000,000	1,979,789
DowDuPont, Inc.	4.493%	11/15/25	1,345,000	1,340,002
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	1,916,778
				5,236,569
Utilities - 1.8%
American Electric Power Company, Inc.	2.031%	03/15/24	2,680,000	2,595,396

Total Corporate Bonds (Cost $66,332,396)				$ 62,805,263

Convertible Bonds - 50.1%	Coupon	Maturity	Par Value	Value
Communications - 12.8%
Airbnb, Inc.	0.000%	03/15/26	$ 6,000,000	$ 5,232,000
Dish Network Corporation	2.375%	03/15/24	2,000,000	1,730,000
Dish Network Corporation	0.000%	12/15/25	4,000,000	1,950,608
Spotify USA, Inc.	0.000%	03/15/26	6,000,000	5,055,000
TripAdvisor, Inc.	0.250%	04/01/26	6,000,000	5,016,000
				18,983,608
Consumer Discretionary - 13.7%
Chegg, Inc.	0.125%	03/15/25	3,000,000	2,668,500
Chegg, Inc.	0.000%	09/01/26	3,000,000	2,399,123
Etsy, Inc.	0.125%	09/01/27	3,000,000	2,630,457
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,249,190
Ford Motor Company	0.000%	03/15/26	5,000,000	4,902,500
Patrick Industries, Inc.	1.750%	12/01/28	5,000,000	4,517,500
				20,367,270
Financials - 9.8%
Ares Capital Corporation	4.625%	03/01/24	2,000,000	2,017,500
Hope Bancorp, Inc.	2.000%	05/15/38	4,720,000	4,676,104
Prospect Capital Corporation	6.375%	03/01/25	3,272,000	3,207,527
Redwood Trust, Inc.	4.750%	08/15/23	4,700,000	4,629,498
				14,530,629

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Convertible Bonds - 50.1% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 13.8%
Bentley Systems, Inc.	0.125%	01/15/26	$ 5,000,000	$ 4,703,720
DocuSign, Inc.	0.000%	01/15/24	6,000,000	5,751,280
Envestnet, Inc.	0.750%	08/15/25	5,500,000	5,101,250
Guidewire Software, Inc.	1.250%	03/15/25	5,000,000	4,807,500
				20,363,750

Total Convertible Bonds (Cost $77,181,356)				$ 74,245,257

Bank Debt - 2.0%	Coupon	Maturity	Par Value	Value
Financials - 2.0%
NCP SPV Texas, L.P. Revolving Loan (Prime + 225) (a)(c)(d) (Cost $2,830,185)	10.250%	09/22/24	$ 2,830,185	$ 2,968,912

Common Stocks - 0.9%			Shares	Value
Financials - 0.9%
Capital One Financial Corporation			9,904	$ 963,659
Lincoln National Corporation			15,673	340,574
Total Common Stocks (Cost $934,971)				$ 1,304,233

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Money Market Funds - 3.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.78% (e) (Cost $5,693,741)	5,693,741	$ 5,693,741

Total Investments at Value - 99.3% (Cost $152,972,649)		$ 147,017,406

Other Assets in Excess of Liabilities - 0.7%		1,052,522

Net Assets - 100.0%		$ 148,069,928

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $5,357,169 as of April 30, 2023, representing 3.6% of net assets.
H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
LIBOR -	London Interbank Offered Rate.
SOFR -	Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2023 was $4,648,946, representing 3.1% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $4,648,496 as of April 30, 2023, representing 3.1% of net assets.
(e)	The rate shown is the 7-day effective yield as of April 30, 2023.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2023 (Unaudited)

Corporate Bonds - 95.3%	Coupon	Maturity	Par Value	Value
Communications - 5.9%
Discovery Communications, LLC	3.950%	06/15/25	$ 6,851,000	$ 6,647,551
Discovery Communications, LLC	4.900%	03/11/26	4,000,000	3,990,900
Verisign, Inc.	5.250%	04/01/25	5,000,000	5,018,552
Verisign, Inc.	4.750%	07/15/27	6,000,000	5,891,661
				21,548,664
Consumer Discretionary - 2.7%
General Motors Financial Company, Inc.	4.350%	01/17/27	2,100,000	2,030,571
Marriott International, Inc.	4.900%	04/15/29	8,000,000	7,934,946
				9,965,517
Consumer Staples - 7.9%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	8,106,250
Kroger Company (The)	2.650%	10/15/26	11,098,000	10,490,998
Mondelez International, Inc.	2.125%	03/17/24	10,544,000	10,257,470
				28,854,718
Energy - 1.9%
AEP Texas Central Company, 144A	3.850%	10/01/25	3,750,000	3,620,565
CONSOL Energy, Inc., 144A	11.000%	11/15/25	3,358,000	3,425,160
				7,045,725
Financials - 26.8%
American Express Company	2.250%	03/04/25	11,500,000	10,943,426
Bank of America Corporation	4.200%	08/26/24	4,500,000	4,437,052
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a)(b)	6.250%	03/05/65	8,000,000	7,820,800
Bank OZK (SOFR + 209, effective 10/01/26) (a)	2.750%	10/01/31	12,250,000	9,510,179
Charles Schwab Corporation (The)	0.900%	03/11/26	12,000,000	10,612,929
CNG Holdings, Inc., 144A	12.500%	06/15/24	4,300,000	3,600,992
First Maryland Capital I (3MO LIBOR + 100) (a)	6.260%	01/15/27	5,000,000	4,632,905
Loews Corporation	3.750%	04/01/26	12,000,000	11,784,108
Markel Corporation (H15T5Y + 566.2, effective 06/01/25) (a)(b)	6.000%	12/31/99	7,000,000	6,801,392
Morgan Stanley (SOFR + 166.9, effective 07/17/25) (a)	4.679%	07/17/26	8,000,000	7,927,999
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,342,009
Southern Bancshares (N.C.), Inc. (SOFR + 241, effective 06/30/26) (a)	3.125%	06/30/31	5,800,000	5,001,240
Truist Financial Corporation (3MO LIBOR + 67) (a)	5.530%	05/15/27	5,788,000	5,313,532

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 95.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 26.8% (Continued)
Wells Fargo & Company	4.150%	01/24/29	$ 5,000,000	$ 4,804,212
				98,532,775
Health Care - 23.6%
AmerisourceBergen Corporation	3.400%	05/15/24	6,000,000	5,888,096
Danaher Corporation	2.200%	11/15/24	858,000	825,157
Edwards Lifesciences Corporation	4.300%	06/15/28	11,400,000	11,384,272
Elevance Health, Inc.	2.375%	01/15/25	5,500,000	5,286,516
Humana, Inc.	3.950%	03/15/27	4,500,000	4,369,069
Laboratory Corporation of America Holdings	3.600%	02/01/25	13,500,000	13,169,059
McKesson Corporation	0.900%	12/03/25	12,065,000	10,946,734
Stryker Corporation	3.375%	11/01/25	2,530,000	2,449,712
Stryker Corporation	3.650%	03/07/28	6,000,000	5,799,935
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	10,815,000	10,294,649
Walgreens Boots Alliance, Inc.	0.950%	11/17/23	5,500,000	5,367,907
Zimmer Biomet Holdings, Inc.	1.450%	11/22/24	11,500,000	10,883,132
				86,664,238
Industrials - 12.1%
Lockheed Martin Corporation	3.550%	01/15/26	4,974,000	4,899,882
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	11,000,000	11,112,091
Raytheon Technology Corporation	3.950%	08/16/25	9,775,000	9,637,694
Roper Technologies, Inc.	3.650%	09/15/23	2,000,000	1,987,938
Roper Technologies, Inc.	3.800%	12/15/26	4,933,000	4,795,436
Timken Company (The)	4.500%	12/15/28	12,433,000	12,140,635
				44,573,676
Materials - 7.2%
Ball Corporation	4.000%	11/15/23	2,000,000	1,979,789
Ball Corporation	5.250%	07/01/25	8,836,000	8,810,215
Sherwin-Williams Company (The)	3.450%	06/01/27	5,000,000	4,792,282
Steel Dynamics, Inc.	2.800%	12/15/24	11,271,000	10,802,002
				26,384,288
Technology - 7.2%
Fidelity National Information Services, Inc.	4.700%	07/15/27	5,000,000	4,965,746
Hewlett Packard Enterprise Company	4.900%	10/15/25	11,231,000	11,179,283
Keysight Technologies, Inc.	4.600%	04/06/27	3,614,000	3,606,976
Western Digital Corporation	4.750%	02/15/26	7,000,000	6,650,269
				26,402,274

Total Corporate Bonds (Cost $362,612,739)				$ 349,971,875

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Bank Debt - 1.7%	Coupon	Maturity	Par Value	Value
Financials - 1.7%
NCP SPV Texas, L.P. Revolving Loan (Prime + 225) (a)(c)(d) (Cost $5,746,134)	10.250%	09/22/24	$ 5,746,134	$ 6,027,792

Money Market Funds - 2.1%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.78% (e) (Cost $7,866,132)			7,866,132	$ 7,866,132

Total Investments at Value - 99.1% (Cost $376,225,005)				$ 363,865,799

Other Assets in Excess of Liabilities - 0.9%				3,262,141

Net Assets - 100.0%				$ 367,127,940

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $21,758,808 as of April 30, 2023, representing 5.9% of net assets.
H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
LIBOR -	London Interbank Offered Rate.
SOFR -	Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2023, was $11,369,801, representing 3.1% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $11,369,801 as of April 30, 2023, representing 3.1% of net assets.
(e)	The rate shown is the 7-day effective yield as of April 30, 2023.